SUBSIDIARIES (Details 1) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Net identifiable assets	$ 5,827
SpearAd
Disclosure of detailed information about business combination [line items]
Cash and Cash equivalents	154
Accounts Receivables	20
Other assets	8
Fixed Assets	1
Intangible assets	7,275
Deferred tax Liabilities	(1,504)
Trade payables	(99)
Other Payables	(28)
Net identifiable assets	$ 5,827